SHARE CAPITAL - Share purchase warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Expected life (years)	3 years 18 days	2 years 10 months 21 days
Warrants [Member]
Disclosure of classes of share capital [line items]
Share price at measurement date	$ 1.32
Risk-free interest rate	1.73%
Expected life (years)	3 years 3 months 11 days
Annualized volatility	57.00%